OPERATING SEGMENTS	13 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
An operating segment is a component of the Company for which discrete financial information is available and whose operating results are regularly reviewed by the Company's chief operating decision maker, to make decisions about resources to be allocated to the segment and assess its performance, and that engages in business activities from which it may earn revenue and incur expenses. The Company only has one operating segment.